LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON INVESTMENT TRUST, INC.

LEGG MASON CHARLES STREET TRUST, INC.

LEGG MASON TAX-FREE INCOME FUND

SUPPLEMENT DATED NOVEMBER 17, 2011 TO THE

STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED IN

SCHEDULE A

Effective December 1, 2011, Richard F. Sennett will serve as the Principal Financial Officer of each fund.

The following row is added to the table listing the Executive Officers of the funds in the section of each fund’s Statement of Additional Information titled “Management of the Fund(s)”:

Name (Year of Birth) and Position with Corporation/Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years
Additional Officers:

Sennett, Richard F. (1970) Principal Financial Officer	Since 2011	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007).

SCHEDULE A

FUND	SAI Date, as Supplemented
Legg Mason Charles Street Trust, Inc.
Legg Mason Batterymarch U.S. Small-Capitalization Equity Portfolio	May 1, 2011
Legg Mason BW Global Opportunities Bond Fund	May 1, 2011

Legg Mason Global Trust, Inc.
Legg Mason Batterymarch International Equity Trust	May 1, 2011
Legg Mason Batterymarch Emerging Markets Trust	May 1, 2011

Legg Mason Investment Trust, Inc.
Legg Mason Capital Management Opportunity Trust	May 1, 2011

Legg Mason Capital Management Growth Trust, Inc.	February 28, 2011

Legg Mason Capital Management Special Investment Trust, Inc.	February 28, 2011

Legg Mason Capital Management Value Trust, Inc.	February 28, 2011

Legg Mason Global Asset Management Trust
Legg Mason BW Diversified Large Cap Value Fund	January 28, 2011
Legg Mason BW International Opportunities Bond Fund	April 30, 2010
Legg Mason Manager Select Large Cap Growth Fund	January 28, 2011

FUND	SAI Date, as supplemented
Legg Mason Manager Select Large Cap Value Fund	January 28, 2011
Legg Mason Strategic Real Return Fund	March 30, 2011
Legg Mason Capital Management Disciplined Equity Research Fund	February 28, 2011
Legg Mason BW Absolute Return Opportunities Fund	February 28, 2011

Legg Mason Tax-Free Income Fund
Legg Mason Investment Counsel Maryland Tax-Free Income Trust	July 31, 2011

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